Supplement to
Fidelity's Targeted International Equity Funds®
December 30, 2009
Prospectus

The following information replaces similar information for Wilson Wong in the "Fund Summary" section for Fidelity China Region Fund on page 7.

Joseph Tse has served as manager of the fund since January 2010.

The following information replaces similar information for Wilson Wong in the "Fund Management" section on page 49.

Joseph Tse is manager of Fidelity China Region Fund, which he has managed since January 2010. Since joining Fidelity Investments in 1990, Mr. Tse has worked as an analyst and manager.

TIF-10-01 January 22, 2010
1.483702.167

Supplement to the
Fidelity Advisor  China Region Fund
Class A, Class T, Class B, and Class C
December 30, 2009
Prospectus

The following information replaces biographical information for Wilson Wong found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Joseph Tse has served as manager of the fund since January 2010.

The following information replaces biographical information for Wilson Wong found in the "Fund Management" section on page 26.

Joseph Tse is manager of the fund, which he has managed since January 2010. Since joining Fidelity Investments in 1990, Mr. Tse has worked as an analyst and manager.

AHKC-10-01 January 22, 2010
1.885799.103

Supplement to the
Fidelity Advisor  China Region Fund
Institutional Class
December 30, 2009
Prospectus

The following information replaces biographical information for Wilson Wong found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Joseph Tse has served as manager of the fund since January 2010.

The following information replaces biographical information for Wilson Wong found in the "Fund Management" section on page 25.

Joseph Tse is manager of the fund, which he has managed since January 2010. Since joining Fidelity Investments in 1990, Mr. Tse has worked as an analyst and manager.

AHKCI-10-01 January 22, 2010
1.900368.102

Supplement to the
Fidelity® Series
Emerging Markets
Fund
December 30, 2009
Prospectus

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 4.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other affiliates of FMR serve as sub-advisers for the fund.

The following information replaces biographical information for Alicia Frank found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Per Johansson (co-manager) has managed the fund since January 2010.

The following information replaces similar information found in the "Fund Management" section beginning on page 13.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR H.K., at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments investments for the fund.

The following information replaces biographical information for Alicia Frank found in the "Fund Management" section on page 14.

Per Johansson is co-manager of the fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.

ILF-10-01 January 22, 2010
1.895215.104

Supplement to the
Fidelity® Series
Emerging Markets
Fund
Class F
December 30, 2009
Prospectus

The following information replaces similar information found under the heading "Investment Advisers" in the "Fund Summary" section on page 4.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other affiliates of FMR serve as sub-advisers for the fund.

The following information replaces biographical information for Alicia Frank found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Per Johansson (co-manager) has managed the fund since January 2010.

The following information replaces similar information found in the "Fund Management" section beginning on page 13.

FMRC serves as a sub-adviser for the fund. FMRC has day-to-day responsibility for choosing certain types of investments for the fund.

FMR H.K., at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments investments for the fund.

The following information replaces biographical information for Alicia Frank found in the "Fund Management" section on page 14.

Per Johansson is co-manager of the fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2004, Mr. Johansson has served as a research analyst and portfolio manager.

ILF-F-10-01 January 22, 2010
1.901789.102